Provisions for legal proceedings - Summary of Provisions for Legal Proceedings (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	$ 7,026	$ 3,391	$ 2,247
Current liabilities	2,256
Non-current liabilities	4,770	3,391
Civil provision [Member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	4,342	575
Provision for legal proceedings [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	1,364	1,226
Provision for taxes other than income tax [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	1,229	1,528
Other environment related provision [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	$ 91	60
Other claims [Member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims		$ 2